Financial Instruments and Risk Management - Schedule of Financial Instruments and Risk Management (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Financial assets at amortized cost
Trade receivables	RM 21,273,094	$ 4,753,233	RM 15,901,880
Other receivables	930,245	207,853	1,589,120
Amount due from related parties	2,420,493	540,832	3,207,158
Cash and bank balances	13,901,973	3,106,239	5,600,147	RM 8,231,746
Total financial assets	38,525,805	8,608,157	26,298,305
Financial liabilities at amortized cost
Trade payables	(27,396,814)	(6,121,509)	(38,418,873)
Other payables and accrued liabilities	(31,816,499)	(7,109,038)	(1,266,140)
Bank and other borrowings	(35,039,857)	(7,829,261)	(24,709,116)
Amount due to related parties	(2,168,066)	(484,430)	(2,759,913)
Total financial liabilities	RM (96,421,236)	$ (21,544,238)	RM (67,154,042)